Other Long-Term Liabilities (Tables)	12 Months Ended
Aug. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	2022 $	2021 $
Pension liabilities (note 28)	4	21
Post retirement liabilities (note 28)	4	5

	8	26